Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Fuling Global and Total Faith are both offshore holding companies and are not subject to tax on income or capital gains under the laws of the Cayman Islands and British Virgin Islands, respectively.

Taizhou Fuling and Great Plastics are incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of the People’s Republic of China, corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. Taizhou Fuling was recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15% from year 2012 to 2018. $231,733 and $163,121 income tax expenses were exempted for the years ended December 31, 2016 and 2015, respectively. Per share effect of the tax exemption was $0.01 and $0.01 for the years ended December 31, 2016 and 2015, respectively.

Domo, Fuling USA and Direct link are incorporated in the United States and subject to the U.S. federal and state income tax.

The following table summarizes income (loss) before income taxes and non-controlling interest allocation:

	For the year ended	For the year ended
	December 31, 2016	December 31, 2015
United States	$(2,387,341)	$(2,352,510)
Foreign	12,360,373	11,743,089
Total	$9,973,032	$9,390,579

Significant components of the income tax provision were as follows:

	For the year ended	For the year ended
Current tax provision	December 31, 2016	December 31, 2015
United States	$-	$-
Foreign	1,710,727	1,761,658
Total	$1,710,727	$1,761,658

	For the year ended	For the year ended
Deferred tax expense (benefit)	December 31, 2016	December 31, 2015
United States	$319,252	$(319,252)
Foreign	-	-
Total	$319,252	$(319,252)

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax and U.S. GAAP. Our operations in the U.S. have incurred a cumulative net operating loss of approximately $3,554,000 and $1,486,000, respectively, as of December 31, 2016 and 2015. This carry-forward will expire if is not utilized by 2035. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized.

For the year ended December 31, 2016, management believes that the realization of the benefit arising from the losses of certain U.S. subsidiaries appears to be uncertain and may not be realizable in the near future. Therefore, a 100% valuation allowance of $625,742 has been provided against the deferred tax assets of these subsidiaries at December 31, 2016. For the year ended December 31, 2015, a valuation allowance of $319,252 was recorded against our gross deferred tax asset balance at December 31, 2015.

The following table reconciles the statutory rates to the Company’s effective tax rate:

	December 31,	December 31,
	2016	2015
U.S. Statutory rates	34.0%	34.0%
Foreign income not recognized in the U.S.	(33.7)	(35.8)
Foreign income tax rate	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(13.6)	(10.8)
R&D tax credit (1)	(1.7)	(1.6)
Change in valuation allowance	9.5	3.1
Non-taxable permanent difference (2)	0.9	1.5
Effective tax rate	20.4%	15.4%

(1)	According to PRC tax regulation, 150% of current year R&D expense approved by local tax authority could be deducted from taxable income.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.